Document And Entity Information	Jun. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	COMPUTER TASK GROUP, INCORPORATED
Entity Central Index Key	0000023111
Entity Emerging Growth Company	false
Securities Act File Number	1-9410
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0912632
Entity Address, Address Line One	300 Corporate Parkway
Entity Address, Address Line Two	Suite 214N
Entity Address, City or Town	Amherst
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14226
City Area Code	716
Local Phone Number	882-8000
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CTG
Security Exchange Name	NASDAQ